                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                               Semi-Annual Report

                                  June 30, 2000



                                    Contents

President's Letter.............................................................1
Financial Statements, Financial Highlights, and Schedule of Investments:
    Select Ten Plus Division-March.............................................2
    Select Ten Plus Division-June..............................................6
    Select Ten Plus Division-September........................................10
    Select Ten Plus Division-December.........................................14
Notes to Financial Statements.................................................18














THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

August 2, 2000



Dear Unit Holders:

Enclosed is the Separate Account Ten semi-annual report for the six months ended June 30, 2000. The report includes details on the investment holdings in the March, June, September, and December Divisions of Separate Account Ten as of June 30, 2000, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                   JUNE 30, 2000
                                                                                              ------------------------
ASSETS
   Investments in securities, at value (cost $5,061,663)--See accompanying schedule                $   4,290,305
   Due from investment advisor                                                                            10,913
   Dividends receivable                                                                                   15,600
   Receivable for investments sold                                                                         2,625
                                                                                              ------------------------
TOTAL ASSETS                                                                                           4,319,443

LIABILITIES
   Cash overdraft                                                                                          2,585
   Accrued expenses                                                                                       26,148
                                                                                              ------------------------
TOTAL LIABILITIES                                                                                         28,733
                                                                                              ------------------------

NET ASSETS                                                                                         $   4,290,710
                                                                                              ========================

UNIT VALUE, offering and redemption price per unit                                                 $        8.45
                                                                                              ========================

Units outstanding                                                                                        507,947
                                                                                              ========================

                             Statement of Operations

                                    Unaudited

                                                                                                    SIX MONTHS
                                                                                                       ENDED
                                                                                                   JUNE 30, 2000
                                                                                              ------------------------
INVESTMENT INCOME - DIVIDENDS                                                                      $      83,404

EXPENSES
   Mortality and expense risk and administrative charges                                                  35,235
   Investment advisory and management fees                                                                13,050
   Custody and accounting fees                                                                            10,114
   Professional fees                                                                                       3,309
   Directors' fees and expenses                                                                            4,137
   Printing and filing fees                                                                                2,180
   Other expenses                                                                                          3,258
                                                                                              ------------------------
     Total expenses before reimbursement                                                                  71,283
     Less: expense reimbursement                                                                         (13,862)
                                                                                              ------------------------
     Net expenses                                                                                         57,421
                                                                                              ------------------------
Net investment income                                                                                     25,983

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                     (266,225)
   Net unrealized depreciation during the period on investments                                         (830,884)
                                                                                              ------------------------
Net realized and unrealized loss on investments                                                       (1,097,109)
                                                                                              ------------------------

Net decrease in net assets resulting from operations                                               $  (1,071,126)
                                                                                              ========================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets

                                                                              SIX MONTHS          MARCH 31, 1999
                                                                                ENDED            (COMMENCEMENT OF
                                                                            JUNE 30, 2000       OPERATIONS) THROUGH
                                                                             (UNAUDITED)         DECEMBER 31, 1999
                                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                      $     25,983            $    24,254
  Net realized gain (loss) on investments                                        (266,225)               147,764
  Net unrealized appreciation (depreciation) during the period on
    investments                                                                  (830,884)                59,526
                                                                        ----------------------------------------------
     Net increase (decrease) in net assets resulting from operations           (1,071,126)               231,544

Contract related transactions:
  Contributions from contract holders (119,382 and 798,422 units,
     respectively)                                                              1,105,617              7,991,654
  Cost of units redeemed (275,816 and 134,041 units, respectively)             (2,543,780)            (1,423,199)
                                                                        ----------------------------------------------
     Net increase (decrease) in net assets resulting from unit
     transactions                                                              (1,438,163)             6,568,455
                                                                        ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (2,509,289)             6,799,999

NET ASSETS
Beginning of period                                                             6,799,999                     --
                                                                        ----------------------------------------------

End of period                                                                 $ 4,290,710            $ 6,799,999
                                                                        ==============================================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights

                                                                             SIX MONTHS           MARCH 31, 1999
                                                                               ENDED             (COMMENCEMENT OF
                                                                           JUNE 30, 2000       OPERATIONS) THROUGH
                                                                          (UNAUDITED) (a)       DECEMBER 31, 1999
                                                                      -----------------------------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                            $      10.24          $      10.00
  Income (loss) from investment operations:
    Net investment income                                                            0.01                  0.04
    Net realized and unrealized gain (loss) on investments                          (1.80)                 0.20
                                                                      -----------------------------------------------
    Total from investment operations                                                (1.79)                 0.24
                                                                      -----------------------------------------------
  Unit value, end of period                                                  $       8.45          $      10.24
                                                                      ===============================================

TOTAL RETURN                                                                       (17.47%)                2.35%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                    $      4,291          $      6,800
 Ratio of net investment income to average net assets                                0.99%                 0.38%
 Ratio of expenses to average net assets                                             2.20%                 2.20%
 Ratio of net investment income to average net assets before
    voluntary expense reimbursement                                                  0.46%                 0.18%
 Ratio of expenses to average net assets before voluntary
    expense reimbursement                                                            2.73%                 2.40%
 Portfolio turnover rate                                                               34%                   22%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) EFFECTIVE MARCH 3, 2000, TOUCHSTONE ADVISORS, INC. REPLACED INTEGRITY CAPITAL ADVISORS, INC. AS INVESTMENT ADVISER FOR THE SEPARATE ACCOUNT.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100.0%)
   BASIC MATERIALS (28.7%)
       Du Pont (E.I.) de Nemours and Company                                      9,020            $   394,625
       Exxon Mobil Corporation                                                    5,732                449,962
       International Paper Company                                               12,933                385,563
                                                                                                 ---------------
                                                                                                     1,230,150
   CAPITAL GOODS (20.5%)
       Caterpillar, Inc.                                                         12,218                413,885
       Minnesota Mining and Manufacturing Company                                 5,632                464,640
                                                                                                 ---------------
                                                                                                       878,525
   COMMUNICATION SERVICES (11.6%)
         SBC Communications, Inc.                                                11,566                500,230

   CONSUMER CYCLICAL (20.2%)
       Eastman Kodak Company                                                      8,566                509,677
       General Motors Corporation                                                 6,173                358,420
                                                                                                 ---------------
                                                                                                       868,097
   CONSUMER STAPLE (10.6%)
       Philip Morris Companies, Inc.                                             17,049                452,864

   FINANCIAL (8.4%)
       J.P. Morgan & Company, Inc.                                                3,273                360,439
                                                                                                 ---------------


   TOTAL COMMON STOCKS (Cost $5,061,663)                                                             4,290,305
                                                                                                 ---------------
   TOTAL INVESTMENTS (100.0%)                                                                      $ 4,290,305
                                                                                                 ===============

     OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $1,793,198 and $3,218,526, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $771,358 of which $88,867 related to appreciated investments and $860,225 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

   SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
ASSETS
   Investments in securities, at value (cost $4,640,523)--See accompanying schedule                 $   3,862,445
   Cash                                                                                                   400,222
   Due from investment advisor                                                                             12,233
   Dividends receivable                                                                                    12,538
   Receivable for investments sold                                                                      1,083,245
   Receivable for fund shares sold                                                                          2,912
                                                                                                ----------------------
TOTAL ASSETS                                                                                            5,373,595

LIABILITIES
   Accrued expenses                                                                                        34,724
   Payable for investments purchased                                                                    1,489,048
                                                                                                ----------------------
TOTAL LIABILITIES                                                                                       1,523,772
                                                                                                ----------------------


NET ASSETS                                                                                          $   3,849,823
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                  $        8.96
                                                                                                ======================

Units outstanding                                                                                         429,809
                                                                                                ======================

                             Statement of Operations

                                    Unaudited

                                                                                                   SIX MONTHS ENDED
                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                       $     72,755

EXPENSES
   Mortality and expense risk and administrative charges                                                  30,591
   Investment advisory and management fees                                                                11,330
   Custody and accounting fees                                                                            10,114
   Professional fees                                                                                       3,485
   Directors' fees and expenses                                                                            3,116
   Printing and filing fees                                                                                3,276
   Other expenses                                                                                          3,036
                                                                                                ----------------------
     Total expenses before reimbursement                                                                  64,948
     Less: expense reimbursement                                                                         (15,096)
                                                                                                ----------------------
     Net expenses                                                                                         49,852
                                                                                                ----------------------
Net investment income                                                                                     22,903

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                     (542,830)
   Net unrealized depreciation during the period on investments                                          (56,746)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                         (599,576)
                                                                                                ----------------------

Net decrease in net assets resulting from operations                                                $   (576,673)
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                             JUNE 30, 2000            YEAR ENDED
                                                                              (UNAUDITED)         DECEMBER 31, 1999
                                                                         -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                        $    22,903          $    25,679
  Net realized gain (loss) on investments                                         (542,830)             109,186
  Net unrealized depreciation during the period
    on investments                                                                 (56,746)            (800,095)
                                                                         -------------------------------------------
    Net decrease in net assets resulting from operations                          (576,673)            (665,230)

Contract related transactions:
  Contributions from contract holders (45,085 and 557,624 units,
      respectively)                                                                409,866            6,304,246
  Cost of units redeemed (249,485 and 119,256 units, respectively)              (2,414,344)          (1,251,062)
                                                                         -------------------------------------------
    Net increase in net assets resulting from unit transactions                 (2,004,478)           5,053,184
                                                                         -------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                    (2,581,151)           4,387,954

NET ASSETS
Beginning of period                                                              6,430,974            2,043,020
                                                                         -------------------------------------------

End of period                                                                  $ 3,849,823          $ 6,430,974
                                                                         ===========================================

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights

                                                                                                                JUNE 30, 1998
                                                                                                                (COMMENCEMENT
                                                                             SIX MONTHS                         OF OPERATIONS)
                                                                                ENDED          YEAR ENDED          THROUGH
                                                                            JUNE 30, 2000     DECEMBER 31,       DECEMBER 31,
                                                                           (UNAUDITED) (a)        1999               1998
                                                                          -------------------------------------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                            $   10.14         $   10.43          $   10.00
  Income (loss) from investment operations:
    Net investment income                                                         0.01              0.02               0.03
    Net realized and unrealized gain (loss) on investments                       (1.19)            (0.31)              0.40
                                                                          -------------------------------------------------------
    Total from investment operations                                             (1.18)            (0.29)              0.43
                                                                          -------------------------------------------------------
  Unit value, end of period                                                  $    8.96         $   10.14          $   10.43
                                                                          =======================================================

TOTAL RETURN                                                                    (11.67%)           (2.78%)             4.30%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                    $   3,850         $   6,431          $   2,043
 Ratio of net investment income to average net assets                             1.01%             0.54%              0.50%
 Ratio of expenses to average net assets                                          2.20%             2.20%              2.20%
 Ratio of net investment income (loss) to average net assets before
    voluntary expense reimbursement                                               0.34%            (0.08%)            (1.50%)
 Ratio of expenses to average net assets before voluntary expense
    reimbursement                                                                 2.87%             2.82%              4.20%
 Portfolio turnover rate                                                            32%               43%                 1%



    PERCENTAGE AMOUNTS FOR PERIODS LESS THAN ONE YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

    (a) EFFECTIVE MARCH 3, 2000, TOUCHSTONE ADVISORS, INC. REPLACED INTEGRITY CAPITAL ADVISORS, INC. AS INVESTMENT ADVISER FOR THE SEPARATE ACCOUNT.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                              NUMBER
                                                                             OF SHARES             VALUE
                                                                           --------------     ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (20.1%)
    Du Pont (E.I.) de Nemours and Company                                      8,914            $  389,987
    International Paper Company                                               12,956               386,251
                                                                                              ----------------
                                                                                                   776,238
CAPITAL GOODS (19.7%)
    Caterpillar, Inc.                                                         11,360               384,820
    Minnesota Mining and Manufacturing Company                                 4,573               377,272
                                                                                              ----------------
                                                                                                   762,092
COMMUNICATION SERVICES (9.9%)
    AT&T Corporation                                                          12,052               381,145

CONSUMER CYCLICAL (19.7%)
    Eastman Kodak Company                                                      6,374               379,253
    General Motors Corporation                                                 6,598               383,105
                                                                                              ----------------
                                                                                                   762,358
CONSUMER STAPLE (20.7%)
    Philip Morris Companies, Inc.                                             14,617               388,264
    Proctor & Gamble Co.                                                       7,198               412,086
                                                                                              ----------------
                                                                                                   800,350

FINANCIAL (9.9%)
    J.P. Morgan & Company, Inc.                                                3,453               380,262
                                                                                              ----------------


TOTAL COMMON STOCKS (Cost $4,640,523)                                                            3,862,445
                                                                                              ----------------
TOTAL INVESTMENTS (100.0%)                                                                      $3,862,445
                                                                                              ================

    OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $1,505,112 and $3,484,498, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $778,078 of which $25,733 related to appreciated investments and $803,811 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.



    SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
ASSETS
   Investments in securities, at value (cost $8,159,083)--See accompanying schedule                  $ 6,653,040
   Due from investment advisor                                                                            18,723
   Dividends receivable                                                                                   32,087
   Receivable for investments sold                                                                         3,760
                                                                                                ----------------------
TOTAL ASSETS                                                                                           6,707,610

LIABILITIES
   Cash overdraft                                                                                          3,651
   Accrued expenses                                                                                       74,476
   Payable for investments repurchased                                                                        74
                                                                                                ----------------------
TOTAL LIABILITIES                                                                                         78,201
                                                                                                ----------------------

NET ASSETS                                                                                           $ 6,629,409
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                   $      8.94
                                                                                                ======================

Units outstanding                                                                                        741,446
                                                                                                ======================

                             Statement of Operations

                                    Unaudited

                                                                                                     SIX MONTHS
                                                                                                        ENDED
                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                        $   144,456

EXPENSES
  Mortality and expense risk and administrative charges                                                   57,541
  Investment advisory and management fees                                                                 21,311
  Custody and accounting fees                                                                             10,114
  Professional fees                                                                                        6,932
  Directors' fees and expenses                                                                             6,199
  Printing and filing fees                                                                                 6,516
  Other expenses                                                                                           6,039
                                                                                                ----------------------
     Total expenses before reimbursement                                                                 114,652
     Less: expense reimbursement                                                                         (20,881)
                                                                                                ----------------------
     Net expenses                                                                                         93,771
                                                                                                ----------------------
Net investment income                                                                                     50,685

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                                       161,985
  Net unrealized depreciation during the period on investments                                        (1,226,527)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                       (1,064,542)
                                                                                                ----------------------

Net decrease in net assets resulting from operations                                               $  (1,013,857)
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division-September

                       Statements of Changes in Net Assets

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 2000           YEAR ENDED
                                                                                     (UNAUDITED)         DECEMBER 31, 1999
                                                                                ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                               $    50,685             $    65,716
  Net realized gain on investments                                                        161,985                 278,707
  Net unrealized depreciation during the period on investments                         (1,226,527)               (547,581)
                                                                                ----------------------------------------------
     Net decrease in net assets resulting from operations                              (1,013,857)               (203,158)

Contract related transactions:
  Contributions from contract holders (3,259 and 427,004 units,
     respectively)                                                                         33,565               4,567,272
  Cost of units redeemed (373,796 and 387,975 units, respectively)                     (3,636,853)             (4,129,946)
                                                                                ----------------------------------------------
     Net increase in net assets resulting from unit transactions                       (3,603,288)                437,326
                                                                                ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                (4,617,145)                234,168

NET ASSETS
Beginning of period                                                                    11,246,554              11,012,386
                                                                                ----------------------------------------------

End of period                                                                         $ 6,629,409             $11,246,554
                                                                                ==============================================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division-September

                              Financial Highlights

                                                                           SIX MONTHS                           SEPTEMBER 30,1998
                                                                              ENDED                              (COMMENCEMENT OF
                                                                          JUNE 30, 2000        YEAR ENDED      OPERATIONS) THROUGH
                                                                         (UNAUDITED) (a)   DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                       ------------------------------------------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                            $  10.11             $  10.26             $  10.00
  Income (loss) from investment operations:
    Net investment income (loss)                                                (0.02)                0.05                 0.02
    Net realized and unrealized gain (loss) on investments                      (1.15)               (0.20)                0.24
                                                                       ------------------------------------------------------------
    Total from investment operations                                            (1.17)               (0.15)                0.26
                                                                       ------------------------------------------------------------
  Unit value, end of period                                                  $   8.94             $  10.11             $  10.26
                                                                       ============================================================

TOTAL RETURN                                                                   (11.59%)              (1.42%)               2.60%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                    $  6,629             $ 11,247             $ 11,012
 Ratio of net investment income to average net assets                            1.19%                0.57%                0.57%
 Ratio of expenses to average net assets                                         2.20%                2.20%                2.20%
 Ratio of net investment income to average net assets before voluntary
    expense reimbursement                                                        0.70%                0.29%                0.28%
 Ratio of expenses to average net assets before voluntary expense
    reimbursement                                                                2.69%                2.48%                2.49%
 Portfolio turnover rate                                                            0%                  50%                   1%

    PERCENTAGE AMOUNTS FOR PERIODS LESS THAN ONE YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

    (a) EFFECTIVE MARCH 3, 2000, TOUCHSTONE ADVISORS, INC. REPLACED INTEGRITY CAPITAL ADVISORS, INC. AS INVESTMENT ADVISER FOR THE SEPARATE ACCOUNT.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                              NUMBER
                                                                             OF SHARES            VALUE
                                                                           -------------    -----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (10.3%)
    Du Pont (E.I.) de Nemours and Company                                      15,690          $   686,438

CAPITAL GOODS (19.8%)
    Caterpillar, Inc.                                                          17,639              597,521
    Minnesota Mining and Manufacturing Company                                  8,740              721,050
                                                                                            -----------------
                                                                                                 1,318,571
CONSUMER CYCLICAL (25.8%)
    Eastman Kodak Company                                                      13,285              790,458
    General Motors Corporation                                                 10,495              609,379
    The Goodyear Tire & Rubber Company                                         15,861              317,220
                                                                                            -----------------
                                                                                                 1,717,057
CONSUMER STAPLE (23.6%)
    Philip Morris Companies, Inc.                                              28,637              760,670
    Sears, Roebuck and Company                                                 24,670              804,859
                                                                                            -----------------
                                                                                                 1,565,529
ENERGY (11.3%)
    Chevron Corporation                                                         8,862              751,608

FINANCIAL (9.2%)
    J.P. Morgan & Company, Inc.                                                 5,574              613,837
                                                                                            -----------------


TOTAL COMMON STOCKS (Cost $8,159,083)                                                            6,653,040
                                                                                            -----------------
TOTAL INVESTMENTS (100.0%)                                                                     $ 6,653,040
                                                                                            =================

    OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $31,028 and $3,575,797, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $1,506,043 of which $113,726 related to appreciated investments and $1,619,769 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities

                                    Unaudited

                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
ASSETS
  Investments in securities, at value (cost $6,867,042)--See accompanying schedule                  $  5,989,262
  Dividends receivable                                                                                    25,820
  Due from investment advisor                                                                              4,688
                                                                                                ----------------------
TOTAL ASSETS                                                                                           6,019,770

LIABILITIES
  Cash overdraft                                                                                           8,660
  Accrued expenses                                                                                        15,725
                                                                                                ----------------------
TOTAL LIABILITIES                                                                                         24,385
                                                                                                ----------------------

NET ASSETS                                                                                          $  5,995,385
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                  $       8.53
                                                                                                ======================

Units outstanding                                                                                        702,584
                                                                                                ======================

                             Statement of Operations

                                    Unaudited

                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2000
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                       $    132,850

EXPENSES
  Mortality and expense risk and administrative charges                                                   57,202
  Investment advisory and management fees                                                                 21,186
  Custody and accounting fees                                                                             10,114
  Professional fees                                                                                        2,493
  Directors' fees and expenses                                                                             3,116
  Printing and filing fees                                                                                 1,643
  Other expenses                                                                                           2,453
                                                                                                ----------------------
     Total expenses before reimbursement                                                                  98,207
     Less: expense reimbursement                                                                          (5,313)
                                                                                                ----------------------
     Net expenses                                                                                         92,894
                                                                                                ----------------------

Net investment income                                                                                     39,956

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                                                      (305,354)
  Net unrealized depreciation during the period on investments                                        (1,357,086)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                       (1,662,440)
                                                                                                ----------------------

Net decrease in net assets resulting from operations                                                $ (1,622,484)
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 2000         YEAR ENDED
                                                                                     (UNAUDITED)       DECEMBER 31, 1999
                                                                                 ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                      $    39,956         $     74,132
   Net realized loss on investments                                                     (305,354)            (161,661)
   Net unrealized appreciation (depreciation) during the period on investments        (1,357,086)             744,431
                                                                                 ------------------------------------------
     Net increase (decrease) in net assets resulting from operations                  (1,622,484)             656,902

Contract related transactions:
   Contributions from contract holders (60 and 218,388 units,
      respectively)                                                                          226            2,213,528
   Cost of units redeemed (589,215 and 405,290 units, respectively)                   (5,495,082)          (4,278,145)
                                                                                 ------------------------------------------
   Net decrease in net assets resulting from unit transactions                        (5,494,856)          (2,064,617)
                                                                                 ------------------------------------------

TOTAL DECREASE IN NET ASSETS                                                          (7,117,340)          (1,407,715)

NET ASSETS
Beginning of period                                                                   13,112,725           14,520,440
                                                                                 ------------------------------------------

End of period                                                                        $ 5,995,385         $ 13,112,725
                                                                                 ==========================================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                              Financial Highlights

                                                                                                       FOR THE ONE DAY
                                                                   SIX MONTHS                           PERIOD ENDED
                                                                     ENDED                            DECEMBER 31, 1998
                                                                 JUNE 30, 2000       YEAR ENDED       (COMMENCEMENT OF
                                                                (UNAUDITED) (a)   DECEMBER 31, 1999      OPERATIONS)
                                                              -----------------------------------------------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                  $   10.15          $    9.82          $   10.00
  Income (loss) from investment operations:
    Net investment income (loss)                                       (0.03)              0.05                  -*
    Net realized and unrealized gain (loss) on investments             (1.59)              0.28              (0.18)
                                                              -----------------------------------------------------------
    Total from investment operations                                   (1.62)              0.33              (0.18)
                                                              -----------------------------------------------------------
  Unit value, end of period                                        $    8.53          $   10.15          $    9.82
                                                              ===========================================================

TOTAL RETURN                                                          (15.93%)             3.38%             (1.80%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                          $   5,995          $  13,113          $  14,520
 Ratio of net investment income to average net assets                   0.94%              0.51%             (2.12%)
 Ratio of expenses to average net assets                                2.20%              2.12%              2.12%
 Ratio of net investment income to average net assets
    before voluntary expense reimbursement                              0.82%              0.51%             (2.12%)
 Ratio of expenses to average net assets before
    voluntary expense reimbursement                                     2.32%              2.12%              2.12%
 Portfolio turnover rate                                                   0%                36%                 0%

*  Less than $0.01


    PERCENTAGE AMOUNTS FOR PERIODS LESS THAN ONE YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

    (a) EFFECTIVE MARCH 3, 2000, TOUCHSTONE ADVISORS, INC. REPLACED INTEGRITY CAPITAL ADVISORS, INC. AS INVESTMENT ADVISER FOR THE SEPARATE ACCOUNT.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                  June 30, 2000

                                    Unaudited

                                                                              NUMBER
                                                                             OF SHARES           VALUE
                                                                           -------------   ----------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (28.9%)
    Du Pont (E.I.) de Nemours and Company                                       12,298       $    538,037
    Exxon Mobil Corporation                                                      8,630            677,455
    International Paper Company                                                 17,305            515,919
                                                                                           ----------------
                                                                                                1,731,411
CAPITAL GOODS (18.3%)
    Caterpillar, Inc.                                                           14,122            478,383
    Minnesota Mining and Manufacturing Company                                   7,507            619,328
                                                                                           ----------------
                                                                                                1,097,711
COMMUNICATION SERVICES (11.2%)
    SBC Communications Inc.                                                     15,438            667,694

CONSUMER CYCLICAL (18.3%)
    Eastman Kodak Company                                                       10,513            625,523
    General Motors Corporation                                                   8,128            471,947
                                                                                           ----------------
                                                                                                1,097,470
CONSUMER STAPLE (13.5%)
    Philip Morris Companies, Inc.                                               30,357            806,358

FINANCIAL (9.8%)
    J.P. Morgan & Company, Inc.                                                  5,345            588,618
                                                                                           ----------------


TOTAL COMMON STOCKS (Cost $6,867,042)                                                           5,989,262
                                                                                           ----------------
TOTAL INVESTMENTS (100.0%)                                                                   $  5,989,262
                                                                                           ================

    OTHER INFORMATION:
    Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2000 aggregated $27,604 and $5,226,152, respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $877,780 of which $159,738 related to appreciated investments and $1,037,518 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                            June 30, 2000 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September, and Select Ten Plus Division-December (the "Division(s)"). Each Division is a non-diversified investment company which invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Division is named. For example, the Select Ten Plus Division-March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities. ARM Financial Group, Inc. ("ARM") was the parent of Integrity prior to March 3, 2000. In addition, prior to March 3, 2000, ARM Securities Corporation and Integrity Capital Advisors, Inc. were the principal underwriter and investment adviser to the Separate Account, respectively. (See Note 4.)

            Separate Account Ten of Integrity Life Insurance Company

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract). Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding management fees and mortality and expense charges) above an annual rate of 0.35% of the Divisions' average net assets.

            Separate Account Ten of Integrity Life Insurance Company

3. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the Divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the combined average daily net assets of the Integrity Divisions and the portfolios that comprise Select Ten Plus Fund, LLC (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of the net asset base up to $100 million and 0.05% of the net asset base in excess of $100 million.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4. EVENTS RELATING TO INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. On December 17, 1999 ARM announced that it had signed a definitive agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity Life Insurance Company. The transaction closed on March 3, 2000. ARM Securities Corporation and Integrity Capital Advisors, Inc. ceased to be affiliated with Integrity subsequent to March 3, 2000 when the acquisition by W&S was complete. In conjunction with the acquisition, Touchstone Securities became the principal underwriter of variable annuities for Integrity and Touchstone Advisors became the investment adviser for the Separate Account.

W&S is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

            Separate Account Ten of Integrity Life Insurance Company

5. CONTRACT HOLDER MEETINGS

A Special Meeting of Contract Holders of the March, June, September and December Divisions was held on April 4, 2000. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below. Abstentions have the effect of a negative vote on a proposal.

1.      (a) March Division Contract Holders approved a new investment management agreement (the "New Management Agreement") between the Separate Account and Touchstone Advisors.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               290,984.981                  3,501.193               28,107.057                    -


        (b) June Division Contract Holders approved the New Management Agreement between the Separate Account and Touchstone Advisors.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               230,974.114                  4,365.481               20,697.375                    -


        (c) September Division Contract Holders approved the New Management Agreement between the Separate Account and Touchstone Advisors.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               497,909.225                  4,128.633               23,890.137                    -


        (d) December Division Contract Holders approved the New Management Agreement between the Separate Account and Touchstone Advisors.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               434,809.422                  9,852.932               37,808.929                    -

            Separate Account Ten of Integrity Life Insurance Company

5. CONTRACT HOLDER MEETINGS (CONTINUED)

2.      (a) March Division Contract Holders approved a new sub-advisory agreement (the "New Sub-Advisory Agreement") between Touchstone Advisors and National Asset.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               290,510.366                  3,975.808               28,107.057                    -


        (b) June Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               232,305.221                  3,069.953               20,661.796                    -


        (c) September Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               494,808.223                  7,783.553               23,336.219                    -


        (d) December Division Contract Holders approved the New Sub-Advisory Agreement between Touchstone Advisors and National Asset.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
               434,738.423                  9,619.069               38,113.791                    -


3.      (a) The Separate Account approved John R. Lindholm as a member of the
            Board of Managers until a successor is duly elected and qualified.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,518,127.419                 68,902.060                   -                        -

            Separate Account Ten of Integrity Life Insurance Company

5. CONTRACT HOLDER MEETINGS (CONTINUED)

        (b) The Separate Account approved Chris L. Mahai as a member of the Board of Managers until a successor is duly elected and qualified.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,518,127.419                 68,902.060                   -                        -


        (c) The Separate Account approved William B. Faulkner as a member of the Board of Managers until a successor is duly elected and qualified.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,517,931.136                 69,098.343                   -                        -


        (d) The Separate Account approved John Katz as a member of the Board of Managers until a successor is duly elected and qualified.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,520,545.859                 66,483.620                   -                        -


        (e) The Separate Account approved Irvin W. Quesenberry, Jr. as a member of the Board of Managers until a successor is duly elected and qualified.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,516,243.419                 70,786.060                   -                        -


4.      (a) The Separate Account approved the selection of Ernst & Young, LLP as the Separate Account's independent accountants for the fiscal year ending December 31, 2000.

                  Units                       Units                                            Broker
               Voted "For"               Voted "Against"            Abstentions               Non-Votes
        -------------------------     ---------------------    --------------------    ----------------------
              1,480,903.000                 14,629.674              91,496.805                    -